UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert Needham                      Boston, MA              2/14/2012
   --------------------------   ------------------------------    -----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             55
                                               -------------

Form 13F Information Table Value Total:          $184,730

                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                 COM            00374N107    7,957   122,400 SH       SOLE       0          122,400      0    0
AETNA INC NEW                COM            00817Y108    1,097    26,000 SH       SOLE       0           26,000      0    0
APPLE INC                    COM            037833100    1,134     2,800 SH       SOLE       0            2,800      0    0
ARCH CAP GROUP LTD           ORD            G0450A105      558    15,000 SH       SOLE       0           15,000      0    0
BAIDU INC                    SPON ADR REP A 056752108    2,213    19,000 SH       SOLE       0           19,000      0    0
BANCO BILBAO VIZCAYA ARGENTA SPONSORED ADR  05946K101    4,311   503,000 SH  PUT  SOLE       0          503,000      0    0
BOISE INC                    COM            09746Y105    7,077   993,950 SH       SOLE       0          993,950      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    3,917   733,600 SH  CALL SOLE       0          733,600      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    4,180    73,412 SH       SOLE       0           73,412      0    0
COMVERSE TECHNOLOGY INC      COM PAR $0.10  205862402      603    87,933 SH       SOLE       0           87,933      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,252    30,700 SH       SOLE       0           30,700      0    0
DEUTSCHE BANK AG             NAMEN AKT      D18190898    4,691   123,900 SH  PUT  SOLE       0          123,900      0    0
DIRECTV                      COM CL A       25490A101    1,753    41,000 SH       SOLE       0           41,000      0    0
DOMINOS PIZZA INC            COM            25754A201    1,331    39,200 SH       SOLE       0           39,200      0    0
EARTHLINK INC                COM            270321102    2,807   435,826 SH       SOLE       0          435,826      0    0
EBAY INC                     COM            278642103      531    17,500 SH       SOLE       0           17,500      0    0
ENDEAVOUR INTL CORP          COM NEW        29259G200    1,253   144,200 SH       SOLE       0          144,200      0    0
EXCO RESOURCES INC           COM            269279402    3,293   315,100 SH       SOLE       0          315,100      0    0
FUSION-IO INC                COM            36112J107    1,827    75,500 SH       SOLE       0           75,500      0    0
GAP INC DEL                  COM            364760108    5,726   308,656 SH       SOLE       0          308,656      0    0
GOOGLE INC                   CL A           38259P508    3,423     5,300 SH       SOLE       0            5,300      0    0
HANMI FINL CORP              COM            410495105      910   123,018 SH       SOLE       0          123,018      0    0
HOSPIRA INC                  COM            441060100    1,752    57,700 SH       SOLE       0           57,700      0    0
IAC INTERACTIVECORP          COM PAR $.001  44919P508    7,170   168,312 SH       SOLE       0          168,312      0    0
KNIGHT CAP GROUP INC         CL A COM       499005106    2,851   241,200 SH       SOLE       0          241,200      0    0
MAGELLAN HEALTH SVCS INC     COM NEW        559079207      276     5,572 SH       SOLE       0            5,572      0    0
MARVELL TECHNOLOGY GROUP LTD ORD            G5876H105      540    39,000 SH       SOLE       0           39,000      0    0
MGIC INVT CORP WIS           COM            552848103      577   154,800 SH       SOLE       0          154,800      0    0
MI DEVS INC                  COM            55304X104    3,806   119,000 SH       SOLE       0          119,000      0    0
MORGAN STANLEY               COM NEW        617446448    5,486   362,600 SH  PUT  SOLE       0          362,600      0    0
MOSAIC CO NEW                COM            61945C103      540    10,700 SH       SOLE       0           10,700      0    0
OMNICARE INC                 COM            681904108      710    20,600 SH       SOLE       0           20,600      0    0
PRIMUS TELECOMMUNICATIONS GR COM            741929301   10,500   829,419 SH       SOLE       0          829,419      0    0
PROSHARES TR II              ULTRASHRT EURO 74347W882    6,992   343,600 SH       SOLE       0          343,600      0    0
SCIENTIFIC GAMES CORP        CL A           80874P109      706    72,800 SH       SOLE       0           72,800      0    0
SILICON GRAPHICS INTL CORP   COM            82706L108    6,066   529,300 SH       SOLE       0          529,300      0    0
SIRIUS XM RADIO INC          COM            82967N108    3,645 2,002,800 SH       SOLE       0        2,002,800      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    1,278    31,000 SH       SOLE       0           31,000      0    0
SLM CORP                     COM            78442P106    2,077   155,000 SH       SOLE       0          155,000      0    0
TERADATA CORP DEL            COM            88076W103      946    19,500 SH       SOLE       0           19,500      0    0
TIBCO SOFTWARE INC           COM            88632Q103    2,523   105,500 SH       SOLE       0          105,500      0    0
TIVO INC                     COM            888706108    4,784   533,353 SH       SOLE       0          533,353      0    0
UNI PIXEL INC                COM NEW        904572203    5,289 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102    1,340    28,700 SH       SOLE       0           28,700      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102   11,673   250,000 SH  CALL SOLE       0          250,000      0    0
VALSPAR CORP                 COM            920355104    5,109   131,100 SH       SOLE       0          131,100      0    0
VERISIGN INC                 COM            92343E102      268     7,500 SH       SOLE       0            7,500      0    0
WALTER ENERGY INC            COM            93317Q105    3,252    53,694 SH       SOLE       0           53,694      0    0
WALTER ENERGY INC            COM            93317Q105   18,986   313,500 SH  CALL SOLE       0          313,500      0    0
WEBMD HEALTH CORP            COM            94770V102    1,284    34,200 SH       SOLE       0           34,200      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106      698    13,300 SH       SOLE       0           13,300      0    0
WENDYS CO                    COM            95058W100    2,379   443,924 SH       SOLE       0          443,924      0    0
WILLIAMS COS INC DEL         COM            969457100    1,162    35,200 SH       SOLE       0           35,200      0    0
YAHOO INC                    COM            984332106    6,484   402,000 SH       SOLE       0          402,000      0    0
YAHOO INC                    COM            984332106    1,737   107,700 SH  CALL SOLE       0          107,700      0    0
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